Frederic Dorwart, Lawyers

Old City Hall

124 E. Fourth Street

Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

October 13, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114)

Ladies and Gentlemen:

This filing is intended to replace the Post-Effective Amendment to the Cavanal Hill Funds Registration Statement that was filed on October 6, 2020.

On behalf of Cavanal Hill Funds, accompanying this letter for filing under Rule 485(a) of the Securities Act of 1933, as amended, is a Post-Effective Amendment to the Cavanal Hill Funds Registration Statement regarding the following Funds:

Money Market Funds
- U.S. Treasury Fund
- Government Securities Money Market Fund
Bond Funds
- Limited Duration Fund
- Moderate Duration Fund
- Bond Fund
- Strategic Enhanced Yield Fund
- Ultra Short Tax-Free Income Fund
Equity Funds
- Active Core Fund
- Mid Cap Diversified Equity Fund (formerly, Mid Cap Core Equity Fund)
- Opportunistic Fund
- World Energy Fund - Hedged Income Fund

The underlined font in the list above indicates a name change. A redline of the associated changes to the Principal Investment Strategy and an additional Principal Risk is presented in the attached Exhibit A.

The bold font in the list above identifies a new Fund. The Investment Objective and Principal Investment Strategy for the new Fund is presented in the attached Exhibit B.

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely, /s/ Amy E. Newsome Amy E. Newsome

EXHIBIT A

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of Mid Cap U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks. The Fund defines Mid Cap securities as those that are included in the Russell Midcap® Index at the time of purchase. As of 10/31/2020, the market cap range of the Russell Midcap Index was approximately $[     ] million to $[     ] billion. The portfolio management team also takes environmental, social and governance (“ESG”) factors into account in making purchase and sale decisions. This includes a focus on governance issues that the portfolio management team believes indicates a company is prioritizing diversity in its leadership, management and board positions. To identify companies where diversity and inclusion is a focus of management, the portfolio management team uses a series of screens of publicly available data as a part of the investment process.

The Fund may also invest up to 20% of its net assets in preferred stocks, American Depositary Receipts, corporate bonds, notes, warrants and cash equivalents. Corporate bonds will be “investment grade,” rated at the time of purchase within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund may engage in active and frequent trading.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

The portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks under a quantitative approach. Stocks are ranked on a large array of factors including but not limited to fundamental factors (e.g., valuation and growth) and technical factors (e.g., momentum, reversal and volatility) that have historically been linked to performance. Included in these screens are ESG factors, with a particular focus on diversity in a company’s leadership. Quantitative portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, ESG factors, and other economic factors. The ESG criteria narrows investment options but the portfolio management team believes that there are sufficient Mid Cap investments available that meet the Fund’s ESG criteria.

New Principal Risk

• ESG Strategy Risk — In making investments consistent with ESG considerations, the Fund may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. The application of ESG criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Fund - positively or negatively - depending on whether such investments are in or out of favor.

EXHIBIT B

HEDGED INCOME FUND

Investment Objective

To seek current income with the potential for long-term capital appreciation with less volatility than the broad equity market.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. The fund may invest in securities of companies with any market capitalization and may invest in American Depositary Receipts (ADRs). Under normal circumstances, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options its portfolio securities. The fund seeks to produce current income from dividends and, to a lesser extent, from option writing premiums. The Fund will buy put options, including ETF puts, in order reduce volatility and to provide downside market protection for the portfolio.

The portfolio management team of the Fund selects equity securities that it believes will pay consistent and sustainable dividends, have a strong track record of and future ability to increase the dividend, proven history of predictable cash flows that increase over time, and attractive protective barriers around the business. At the time of initial investment selection, common stocks will have a minimum market cap of $1 billion and a dividend yield of at least 50 basis points higher than the S&P 500® Index. The portfolio will typically invest in 25 to 40 holdings across multiple economic sectors and will not invest more than 35% of the fund’s net assets in any one such sector to diversify risk.

The extent of option writing activity will depend on market conditions, the attractiveness of writing call options on the fund’s stock holdings, and timing issues related to monthly option expiration dates. Writing covered calls produces income from premiums, a portion of which will be used to purchase puts which helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

The fund is required to pledge collateral for the covered call option trades and will hold the security as collateral for all such covered call option trades. Put options collateral is limited to the total cash paid for the option. The fund’s custodian will segregate such collateral for the benefit of the counterparty. High levels of new investment inflow can lead to periods of higher cash levels, as investment opportunities are identified. Similarly, during periods in which stock markets advance, the exercise of options may result in higher cash levels.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund.

Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.